Leases (Details) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Leases [Abstract]
Operating lease expense	$ 235,438	$ 85,924
Purchase of machinery and equipment	$ 316,798
Maturity date	January 2028
Weighted-average remaining lease term	5 years 6 months